Schedule of Investments(a)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–90.70%
Advertising–1.01%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$2,153,000	$1,858,683
Lamar Media Corp.,
4.00%, 02/15/2030	300,000	262,500
3.63%, 01/15/2031	6,875,000	5,732,547
		7,853,730
Aerospace & Defense–0.53%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	4,177,000	4,122,803
Airlines–0.98%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	7,774,000	7,552,427
Alternative Carriers–0.36%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	4,050,000	2,781,763
Aluminum–0.49%
Novelis Corp., 4.75%, 01/30/2030(b)	4,282,000	3,812,450
Apparel Retail–1.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	10,688,000	8,224,897
Apparel, Accessories & Luxury Goods–1.26%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	4,764,000	3,888,118
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	1,065,000	962,595
4.50%, 12/15/2034	5,735,000	4,111,679
4.30%, 02/15/2043	1,298,000	821,753
		9,784,145
Application Software–1.18%
NCR Corp., 5.75%, 09/01/2027(b)	2,174,000	2,117,009
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	7,328,000	7,015,142
		9,132,151
Auto Parts & Equipment–1.59%
Clarios Global L.P., 6.75%, 05/15/2025(b)	1,032,000	1,032,740
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	5,596,000	5,483,811
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	6,535,000	5,757,106
		12,273,657
Automobile Manufacturers–5.10%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	7,085,000	6,578,644
3.75%, 01/30/2031(b)	6,440,000	5,402,902
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Co.,
3.25%, 02/12/2032	$4,512,000	$3,573,323
4.75%, 01/15/2043	2,184,000	1,618,745
5.29%, 12/08/2046	250,000	197,944
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	1,453,000	1,376,514
3.38%, 11/13/2025	1,644,000	1,518,645
4.39%, 01/08/2026	4,893,000	4,659,506
4.95%, 05/28/2027	2,100,000	1,989,655
5.11%, 05/03/2029	907,000	846,721
4.00%, 11/13/2030	2,300,000	1,948,307
3.63%, 06/17/2031	2,238,000	1,838,082
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	8,157,000	7,893,570
		39,442,558
Automotive Retail–3.89%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	1,175,000	1,064,903
4.63%, 11/15/2029(b)	5,796,000	5,065,356
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	9,276,000	7,879,540
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	5,389,000	4,515,739
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	6,743,000	5,665,907
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	7,196,000	5,945,443
		30,136,888
Cable & Satellite–7.81%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	2,063,000	1,954,930
5.00%, 02/01/2028(b)	3,007,000	2,769,237
4.75%, 03/01/2030(b)	3,494,000	3,008,152
4.50%, 08/15/2030(b)	7,596,000	6,409,049
4.50%, 05/01/2032	2,026,000	1,674,124
4.25%, 01/15/2034(b)	4,765,000	3,717,725
CSC Holdings LLC,
6.50%, 02/01/2029(b)	4,670,000	4,261,375
5.75%, 01/15/2030(b)	6,581,000	4,491,894
4.63%, 12/01/2030(b)	1,991,000	1,265,783
4.50%, 11/15/2031(b)	2,330,000	1,778,482
5.00%, 11/15/2031(b)	836,000	529,656
DISH DBS Corp., 5.13%, 06/01/2029	6,503,000	4,291,980
DISH Network Corp.,
Conv., 3.38%, 08/15/2026	7,514,000	4,884,100
11.75%, 11/15/2027(b)	236,000	242,863
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	6,781,000	5,185,973
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	7,155,000	6,468,406
4.00%, 07/15/2028(b)	1,209,000	1,069,747

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	$2,440,000	$2,256,854
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	5,040,000	4,176,950
		60,437,280
Casinos & Gaming–3.79%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	568,775	335,577
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	4,610,000	4,002,259
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	5,313,000	4,223,835
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(b)	2,438,000	2,138,760
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	4,718,000	4,079,749
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	4,405,000	4,141,647
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	6,297,000	4,466,777
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	6,861,000	5,975,711
		29,364,315
Coal & Consumable Fuels–0.15%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	1,238,000	1,182,384
Commodity Chemicals–0.76%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	6,687,000	5,864,700
Construction & Engineering–1.26%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	4,691,000	3,787,762
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	6,405,000	5,958,667
		9,746,429
Consumer Finance–0.99%
FirstCash, Inc., 5.63%, 01/01/2030(b)	4,219,000	3,842,788
OneMain Finance Corp., 7.13%, 03/15/2026	3,959,000	3,840,230
		7,683,018
Copper–0.74%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	6,017,000	5,740,615
Data Processing & Outsourced Services–0.80%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	7,259,000	6,224,520
	Principal Amount	Value
Diversified Metals & Mining–0.50%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	$2,250,000	$2,040,346
6.13%, 04/01/2029(b)	2,027,000	1,817,270
		3,857,616
Diversified REITs–0.49%
iStar, Inc.,
4.75%, 10/01/2024	727,000	716,220
5.50%, 02/15/2026	3,097,000	3,095,754
		3,811,974
Diversified Support Services–0.50%
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	3,941,000	3,886,122
Electric Utilities–0.79%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	4,540,000	4,185,056
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,600,000	1,549,693
5.00%, 07/31/2027(b)	435,000	408,830
		6,143,579
Electrical Components & Equipment–0.83%
EnerSys, 4.38%, 12/15/2027(b)	6,383,000	5,693,477
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	843,000	734,777
		6,428,254
Electronic Components–0.81%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	1,348,000	1,195,406
3.75%, 02/15/2031(b)	6,113,000	5,093,046
		6,288,452
Food Distributors–0.79%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	6,755,000	6,120,773
Health Care Facilities–2.30%
Encompass Health Corp., 4.50%, 02/01/2028	4,516,000	4,067,654
HCA, Inc.,
5.38%, 02/01/2025	2,458,000	2,455,104
5.88%, 02/15/2026	699,000	705,068
5.38%, 09/01/2026	1,344,000	1,339,027
5.88%, 02/01/2029	2,281,000	2,299,385
3.50%, 09/01/2030	1,150,000	990,415
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	6,268,000	5,957,671
		17,814,324
Health Care REITs–1.51%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	4,712,000	4,033,001
Diversified Healthcare Trust,
4.75%, 05/01/2024	2,354,000	2,061,216
4.38%, 03/01/2031	8,031,000	5,601,863
		11,696,080
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Health Care Services–2.30%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	$4,268,000	$3,944,614
5.25%, 05/15/2030(b)	3,527,000	2,694,011
4.75%, 02/15/2031(b)	2,352,000	1,726,239
DaVita, Inc., 3.75%, 02/15/2031(b)	2,683,000	1,976,083
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	1,716,000	1,568,758
Select Medical Corp., 6.25%, 08/15/2026(b)	6,110,000	5,923,003
		17,832,708
Health Care Supplies–0.50%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	4,511,000	3,883,452
Hotel & Resort REITs–0.96%
Service Properties Trust,
5.50%, 12/15/2027	4,121,000	3,590,421
4.95%, 10/01/2029	1,975,000	1,439,199
4.38%, 02/15/2030	3,423,000	2,407,567
		7,437,187
Hotels, Resorts & Cruise Lines–0.51%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	3,778,000	3,939,585
Household Products–1.07%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	9,795,000	8,287,305
Independent Power Producers & Energy Traders–2.31%
Calpine Corp., 3.75%, 03/01/2031(b)	4,782,000	3,945,910
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	4,411,000	4,081,339
TransAlta Corp. (Canada), 7.75%, 11/15/2029	5,735,000	5,899,136
Vistra Corp., 7.00%(b)(d)(e)	4,372,000	3,916,257
		17,842,642
Industrial Machinery–2.07%
EnPro Industries, Inc., 5.75%, 10/15/2026	6,221,000	6,052,411
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	6,864,000	5,911,489
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	4,639,000	4,068,403
		16,032,303
Integrated Oil & Gas–1.21%
Occidental Petroleum Corp.,
6.13%, 01/01/2031	4,323,000	4,391,303
6.45%, 09/15/2036	1,545,000	1,550,747
6.20%, 03/15/2040	3,485,000	3,410,892
		9,352,942
Integrated Telecommunication Services–3.48%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	3,027,000	2,887,652
5.13%, 07/15/2029(b)	5,515,000	4,352,107
5.50%, 10/15/2029(b)	5,245,000	4,212,469
Embarq Corp., 8.00%, 06/01/2036	4,184,000	1,784,853
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	$2,417,000	$2,302,277
7.00%, 10/15/2028(b)	6,343,000	5,996,038
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	7,419,000	5,374,837
		26,910,233
Interactive Media & Services–0.50%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	4,295,000	3,848,360
Internet Services & Infrastructure–0.51%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	4,037,000	3,940,495
IT Consulting & Other Services–0.92%
Gartner, Inc.,
4.50%, 07/01/2028(b)	4,189,000	3,948,907
3.63%, 06/15/2029(b)	2,248,000	1,971,510
3.75%, 10/01/2030(b)	1,395,000	1,208,663
		7,129,080
Managed Health Care–1.00%
Centene Corp.,
4.25%, 12/15/2027	1,853,000	1,742,218
3.00%, 10/15/2030	7,228,000	5,972,497
		7,714,715
Movies & Entertainment–0.78%
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	6,940,000	5,998,311
Oil & Gas Drilling–2.72%
Nabors Industries Ltd.,
7.25%, 01/15/2026(b)	460,000	442,840
7.50%, 01/15/2028(b)	2,634,000	2,410,110
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	1,047,000	1,019,511
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	789,000	773,867
6.88%, 01/15/2029(b)	3,247,000	3,073,367
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	3,996,000	3,600,508
6.88%, 04/15/2040(b)	2,508,000	2,092,512
Transocean, Inc., 7.50%, 04/15/2031	3,060,000	2,047,890
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	2,771,000	2,748,998
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	2,864,000	2,841,260
		21,050,863
Oil & Gas Equipment & Services–2.08%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	5,851,000	5,787,370
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	6,408,000	6,128,387
Weatherford International Ltd., 8.63%, 04/30/2030(b)	4,329,000	4,156,684
		16,072,441
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–5.53%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	$11,796,000	$11,752,306
Apache Corp., 7.75%, 12/15/2029	3,730,000	3,852,836
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	3,795,000	3,725,270
Callon Petroleum Co.,
8.00%, 08/01/2028(b)	2,058,000	2,035,640
7.50%, 06/15/2030(b)	1,929,000	1,837,922
CNX Resources Corp., 7.38%, 01/15/2031(b)	3,874,000	3,880,741
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	4,075,000	3,984,596
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	1,564,000	1,491,176
6.00%, 04/15/2030(b)	1,452,000	1,336,923
6.25%, 04/15/2032(b)	1,059,000	972,888
SM Energy Co.,
6.75%, 09/15/2026	1,258,000	1,234,972
6.63%, 01/15/2027	4,586,000	4,502,053
6.50%, 07/15/2028	2,221,000	2,174,259
		42,781,582
Oil & Gas Storage & Transportation–4.84%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	8,384,000	8,462,181
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	6,551,000	6,079,983
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	1,343,000	1,358,720
6.50%, 07/01/2027(b)	3,941,000	3,828,287
4.75%, 01/15/2031(b)	2,057,000	1,734,164
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	5,380,000	4,995,268
8.00%, 01/15/2027	1,759,000	1,681,158
7.75%, 02/01/2028	1,313,000	1,255,202
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	4,200,000	3,986,598
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	4,182,000	4,098,553
		37,480,114
Other Diversified Financial Services–1.23%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	4,401,000	3,869,029
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	6,663,000	5,613,736
		9,482,765
Pharmaceuticals–1.29%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	9,203,000	5,648,802
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)(f)	5,729,000	4,321,585
		9,970,387
	Principal Amount	Value
Real Estate Operating Companies–0.26%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	$2,014,000	$1,993,860
Research & Consulting Services–0.72%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	6,491,000	5,592,321
Restaurants–2.32%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	2,268,000	2,026,565
4.00%, 10/15/2030(b)	4,916,000	4,147,015
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	9,397,000	7,867,930
Yum! Brands, Inc., 5.38%, 04/01/2032	4,210,000	3,910,185
		17,951,695
Retail REITs–0.79%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	6,318,000	6,092,637
Semiconductor Equipment–0.73%
Entegris Escrow Corp., 4.75%, 04/15/2029(b)	6,269,000	5,681,812
Specialized Consumer Services–0.91%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	9,410,000	7,071,615
Specialized REITs–0.98%
SBA Communications Corp., 3.88%, 02/15/2027	8,181,000	7,563,273
Specialty Chemicals–1.16%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	3,733,000	2,954,264
6.99%, 02/20/2032(b)	2,643,000	1,876,556
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	4,390,000	4,142,646
		8,973,466
Specialty Stores–0.26%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	2,240,000	2,049,152
Steel–0.51%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	4,688,000	3,979,502
Systems Software–1.79%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	10,455,000	9,924,932
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	4,712,000	3,928,347
		13,853,279
Trading Companies & Distributors–1.01%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	8,990,000	7,832,672
Wireless Telecommunication Services–1.18%
Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	4,170,000	3,469,565
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)		$7,471,000	$5,636,048
			9,105,613
Total U.S. Dollar Denominated Bonds & Notes (Cost $775,779,844)			702,136,271
Variable Rate Senior Loan Interests–3.62%(g)(h)
Commodity Chemicals–1.05%
Mativ Holdings, Inc., Term Loan B, 7.88% (1 mo. USD LIBOR + 3.75%), 04/20/2028		8,648,980	8,151,664
Food Distributors–0.46%
United Natural Foods, Inc., Term Loan, 7.45% (1 mo. USD LIBOR + 3.25%), 10/22/2025		3,528,224	3,518,891
Hotels, Resorts & Cruise Lines–0.52%
IRB Holding Corp., Term Loan, 6.89% (1 mo. SOFR + 3.10%), 12/15/2027		4,196,323	4,045,780
Integrated Telecommunication Services–0.63%
Patagonia Holdco LLC,
First Lien Term Loan B, 8.03% (1 mo. SOFR + 5.75%), 08/01/2029		3,024,000	2,438,100
9.96% (1 mo. Term SOFR + 5.75%), 08/01/2029		3,024,000	2,438,100
			4,876,200
Pharmaceuticals–0.47%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 6.05% (1 mo. PRIME + 6.00%), 03/27/2028		4,572,125	3,653,882
Specialty Stores–0.49%
PetSmart LLC, Term Loan, 7.82% (3 mo. USD LIBOR + 3.75%), 02/11/2028		3,930,283	3,791,309
Total Variable Rate Senior Loan Interests (Cost $29,810,934)			28,037,726
Non-U.S. Dollar Denominated Bonds & Notes–1.86%(i)
Casinos & Gaming–0.15%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	1,221,035	1,138,801
Food Retail–1.14%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	4,033,000	3,975,516
Casino Guichard Perrachon (France),
6.63%, 01/15/2026(b)	EUR	4,315,000	2,453,866
3.99%(b)(d)(e)	EUR	12,000,000	2,401,289
			8,830,671
	Principal Amount		Value
Paper Packaging–0.01%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 6.45% (3 mo. EURIBOR + 5.63%)(e)(f)(j)	EUR	4,100,000	$85,329
Pharmaceuticals–0.56%
Nidda Healthcare Holding GmbH (Germany),
3.50%, 09/30/2024(b)	EUR	145,000	145,214
7.50%, 08/21/2026(b)	EUR	4,130,000	4,166,062
			4,311,276
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,075,155)			14,366,077
	Shares
Common Stocks & Other Equity Interests–0.13%
Cable & Satellite–0.13%
Altice USA, Inc., Class A(k)(l)		223,000	1,016,880
Leisure Products–0.00%
HF Holdings, Inc.(k)(m)		36,820	0
Total Common Stocks & Other Equity Interests (Cost $9,983,989)			1,016,880
Money Market Funds–2.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(n)(o)		5,595,395	5,595,395
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(n)(o)		3,995,512	3,996,711
Invesco Treasury Portfolio, Institutional Class, 3.76%(n)(o)		6,394,738	6,394,738
Total Money Market Funds (Cost $15,986,844)			15,986,844

Options Purchased–0.10%
(Cost $1,026,537)(p)			767,985
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.47% (Cost $847,663,303)			762,311,783
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.14%
Invesco Private Government Fund, 3.83%(n)(o)(q)		293,636	293,636
Invesco Private Prime Fund, 4.15%(n)(o)(q)		754,988	755,139
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,048,699)			1,048,775
TOTAL INVESTMENTS IN SECURITIES–98.61% (Cost $848,712,002)			763,360,558
OTHER ASSETS LESS LIABILITIES—1.39%			10,782,215
NET ASSETS–100.00%			$774,142,773
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $543,956,649, which represented 70.27% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $4,406,914, which represented less than 1% of the Fund’s Net Assets.
(g)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(k)	Non-income producing security.
(l)	All or a portion of this security was out on loan at November 30, 2022.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,552,487	$121,708,436	$(119,665,528)	$-	$-	$5,595,395	$81,027
Invesco Liquid Assets Portfolio, Institutional Class	5,859,107	86,934,597	(88,799,310)	3,600	(1,283)	3,996,711	96,999
Invesco Treasury Portfolio, Institutional Class	4,059,986	139,095,356	(136,760,604)	-	-	6,394,738	90,552
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	909,625	27,245,481	(27,861,470)	-	-	293,636	4,881*
Invesco Private Prime Fund	2,122,457	63,252,489	(64,618,396)	155	(1,566)	755,139	13,596*
Total	$16,503,662	$438,236,359	$(437,705,308)	$3,755	$(2,849)	$17,035,619	$287,055

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	01/20/2023	886	USD	41.00	USD	3,632,600	$2,215
iShares China Large-Cap ETF	Call	12/15/2023	577	USD	25.00	USD	1,442,500	320,235
VanEck Oil Services ETF	Call	01/20/2023	193	USD	305.00	USD	5,886,500	374,420
Subtotal — Exchange-Traded Equity Call Options Purchased								696,870
Equity Risk
iShares iBoxx High Yield Corporate Bond ETF	Put	03/17/2023	2,586	USD	65.00	USD	16,809,000	71,115
Total Open Exchange-Traded Equity Options Purchased								$767,985

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
VanEck Oil Services ETF	Call	01/20/2023	144	USD	365.00	USD	5,256,000	$(38,160)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2023	Barclays Bank PLC	EUR	4,752,000	USD	4,931,866	$(42,691)
02/17/2023	Goldman Sachs International	GBP	2,777,000	USD	3,284,122	(70,795)
02/17/2023	State Street Bank & Trust Co.	EUR	4,325,000	USD	4,493,092	(34,466)
Total Forward Foreign Currency Contracts						$(147,952)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	4.542%	USD	22,500,000	$(194,385)	$(375,898)	$(181,513)

(a)	Centrally cleared swap agreements collateralized by $135,953 cash held with Merrill Lynch International.
(b)	Implied credit spreads represent the current level, as of November 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$702,136,271	$—	$702,136,271
Variable Rate Senior Loan Interests	—	28,037,726	—	28,037,726
Non-U.S. Dollar Denominated Bonds & Notes	—	14,366,077	—	14,366,077
Common Stocks & Other Equity Interests	1,016,880	—	0	1,016,880
Money Market Funds	15,986,844	1,048,775	—	17,035,619
Options Purchased	767,985	—	—	767,985
Total Investments in Securities	17,771,709	745,588,849	0	763,360,558
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(147,952)	—	(147,952)
Options Written	(38,160)	—	—	(38,160)
Swap Agreements	—	(181,513)	—	(181,513)
Total Other Investments	(38,160)	(329,465)	—	(367,625)
Total Investments	$17,733,549	$745,259,384	$0	$762,992,933

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco High Yield Fund